Acquisitions Of Subsidiaries (Tables)	12 Months Ended
Apr. 30, 2023
Disclosure Of Acquisition Of Subsidiary [Line Items]
Summary of Assets Acquired and Liabilities recognized at the Date of Acquisition
Assets acquired and liabilities recognized at the date of acquisition:

US$
Property, plant and equipment	4
Intangible asset	5,836
Accounts, deposits and other receivables	38
Cash and cash equivalents	5,673
Accounts and other payables	(2,398)
Deferred tax liability	(992)

8,161

Summary of Goodwill Arising on Acquisition	Goodwill arising on acquisition:

US$
Consideration transferred	11,725
Plus: non-controlling interests (49% in PolicyPal)	4,002
Less: net assets acquired	(8,161)

Goodwill arising on acquisition	7,566

Summary of Cash Inflow on Acquisition	Net cash inflow on acquisition of PolicyPal:

US$
Cash consideration paid	(3,000)
Add: cash and cash equivalents balances acquired	5,673

2,673

Summary of Consideration Transferred	Consideration transferred:

US$
Cash	3,000
Ordinary shares of the Company	8,725

Total	11,725

Summary of detailed information about reserve arising on acquisition

Reserves arising on acquisition:

Consideration transferred	266,647
Plus: non-controlling interests of AMTD Assets	4,651
Plus: non-controlling interests of AMTD Assets’ subsidiaries	57,479
Less: recognized amounts of net assets acquired	(175,085)
153,692

AMTD Assets [Member]
Disclosure Of Acquisition Of Subsidiary [Line Items]
Summary of Assets Acquired and Liabilities recognized at the Date of Acquisition	Assets acquired and liabilities recognized at the date of acquisition:

US$
Interests in joint ventures	98,694
Property, plant and equipment	239,867
Cash and cash equivalents	3,860
Accounts receivable	527
Prepayments, deposits and other receivables	20,365
Amount due from a non-controlling shareholder	637
Accounts payable	(311)
Other payables and accruals	(1,581)
Contract liabilities	(688)
Bank borrowings	(50,849)
Amount due to a non-controlling shareholder	(53,464)
Amount due to AMTD Group	(81,972)

175,085

Summary of Cash Inflow on Acquisition	Net cash inflow on acquisition of AMTD Assets:

Cash consideration paid	—
Add: cash and cash equivalent balances acquired	3,860

3,860